Related Party Transactions	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
Related Party Transactions

Commercial Agreements
In connection with the Offering and the Gold Line/Medford Acquisition, we entered into multiple transportation services agreements and terminal services agreements with Phillips 66 and amended an existing transportation services agreement with Phillips 66. Under these long-term, fee-based agreements, we provide transportation, terminaling and storage services to Phillips 66, and Phillips 66 commits to provide us with minimum quarterly throughput volumes of crude oil and refined petroleum products.

These agreements with Phillips 66 include:

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A 10-year transportation services agreement under which we charge Phillips 66 for transporting crude oil on our Clifton Ridge to Lake Charles refinery pipeline, our Pecan Grove to Clifton Ridge pipeline and our Shell to Clifton Ridge pipeline.

•	A 10-year transportation services agreement under which we charge Phillips 66 for transporting diesel, gasoline and other refined petroleum products on our two 60-mile Sweeny to Pasadena pipelines.

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A 23-year throughput and deficiency agreement under which we charge Phillips 66 for transporting gasoline, diesel, jet fuel and other refined petroleum products on our Wood River to Hartford pipeline and our Hartford to Explorer pipeline.

•	A 10-year transportation services agreement, effective March 1, 2014, under which we charge Phillips 66 for transporting refined petroleum products along four routes on the Gold Line products system.

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A 5-year terminal services agreement under which we charge Phillips 66 for offloading ships and barges at our Clifton Ridge ship dock and Pecan Grove barge dock and for unloading trucks and storing crude oil at our Clifton Ridge terminal.

•	A 5-year terminal services agreement under which we charge Phillips 66 for providing terminaling services at our Pasadena and Hartford terminals and at our Hartford barge dock.

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A 5-year terminal services agreement, effective March 1, 2014, under which we charge Phillips 66 for receiving refined petroleum products, handling and storing such refined petroleum products, and delivering such refined petroleum products into pipelines and transport trucks at our terminals located in Wichita, Kansas; Kansas City, Kansas; Paola, Kansas; Jefferson City, Missouri; and Cahokia, Illinois.

Other than our Hartford Connector throughput and deficiency agreement (Hartford Connector T&D), each of our transportation services agreements includes a 10-year initial term, and Phillips 66 has the option to renew each agreement for up to one or two additional 5-year terms. Our Hartford Connector T&D, which was amended in connection with the Offering, has a 23-year term that began in January 2008 and will expire on December 31, 2030. Each of our terminal services agreements includes a 5-year initial term, and Phillips 66 has the option to renew each agreement for up to two or three additional 5-year terms.

Under each of our transportation services agreements, if Phillips 66 fails to transport its minimum throughput volume during any quarter, then Phillips 66 will pay us a deficiency payment based on the calculation described in the agreement. If the minimum capacity of the pipeline(s) falls below the level of Phillips 66's commitment at any time (other than outages caused by our planned maintenance) or if capacity on the pipeline(s) is required to be allocated among shippers as a result of volume nominations exceeding available capacity, Phillips 66's minimum throughput commitment may be proportionately reduced until such time that the available capacity is sufficient to fulfill Phillips 66's minimum volume commitments. We may elect to adjust our tariffs on an annual basis, and the new tariffs become effective on July 1 of each year. For the transportation services agreement for the Gold Line products system, we may elect to adjust our tariff beginning July 1, 2015. Under each of our transportation services agreements other than our Hartford Connector T&D, if we agree to make any expenditures at Phillips 66's request, Phillips 66 will reimburse us for, or we will have the right under certain circumstances to file for an increased tariff rate to recover, the actual amount we incur for such expenditures.

Under our terminal services agreements, Phillips 66 is obligated to throughput or store minimum volumes of crude oil and refined petroleum products and pay us terminaling fees, as well as fees for providing related ancillary services (such as ethanol and biodiesel blending and additive injection) at our terminals. If Phillips 66 fails to meet its minimum volume commitments on certain terminaling services during any quarter, then Phillips 66 will pay us a deficiency payment based on the calculation described in each agreement. We may adjust our per-barrel fees annually on January 1 of each year.

These transportation services and terminal services agreements include provisions that permit Phillips 66 to suspend, reduce or terminate its obligations under the applicable agreement if certain events occur. Under all of our commercial agreements other than our Hartford Connector T&D, these events include Phillips 66 deciding to completely suspend refining operations at a refinery that is supported by our assets for at least twelve consecutive months, unless it publicly announces its intent to resume those operations prior to the expiration of the 12-month notice period. Under all of our commercial agreements, these events also include certain force majeure events that would prevent us or Phillips 66 from performing our respective obligations under the applicable agreement.

In connection with the Offering, we entered into two storage and stevedoring services agreements with Phillips 66. Under these agreements, we provide Phillips 66 certain storage, stevedoring, sampling and testing services and such other services as we and Phillips 66 may mutually agree upon from time to time, and Phillips 66 commits to provide us with minimum storage volumes of lubricant base stocks at our Hartford and Pecan Grove terminals.

In connection with the Offering, we also entered into naphtha storage services agreements with WRB Refining LP and Phillips 66. Under these agreements, we will provide certain storage, sampling and testing services and such other services as we and WRB or Phillips 66, as applicable, may mutually agree upon from time to time, and WRB and Phillips 66 commit to provide us with minimum storage volumes of naphtha at our Hartford terminal.

In connection with the Gold Line/Medford Acquisition, we entered into several storage services agreements and one origination services agreement with Phillips 66, which became effective March 1, 2014, including:

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A storage services agreement (storage on the Gold Line products system). Pursuant to this agreement, we charge fees to Phillips 66 for storing certain identified petroleum products in storage tanks located in Wichita, Kansas; Kansas City, Kansas; and Cahokia, Illinois. The fees payable by Phillips 66 to us are subject to adjustment each year beginning on January 1, 2015, based on the Producer Price Index (PPI) for finished goods. This agreement has a primary term of 5 years and automatically extends for up to two additional 5-year periods, unless terminated by either party.

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A storage services agreement (storage at the Medford spheres). Pursuant to this agreement, we charge fees to Phillips 66 for receiving and storing natural gas liquids (NGL) and refinery-grade propylene in the Medford spheres. The fees payable by Phillips 66 to us are subject to adjustment each year beginning January 1, 2015, based on the PPI for finished goods. This agreement has a primary term of 10 years and automatically extends for up to two additional 5-year periods unless terminated by either party.

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An origination services agreement. Pursuant to this agreement, Phillips 66 charges fees to us for the provision of certain operational services by Phillips 66 to us in connection with the origination of petroleum products movements on the Gold Line products system. The monthly fee payable by us to Phillips 66 is $110,000 and is subject to adjustment each year beginning in 2016 based on the PPI for finished goods. This agreement has a primary term of 10 years and automatically extends for successive 5-year renewal terms, unless terminated by either party.

With respect to periods prior to the Offering or the Gold Line/Medford Acquisition in respect of the Acquired Assets, our Predecessors were part of the consolidated operations of Phillips 66, and substantially all of our Predecessors' revenues were derived from transactions with Phillips 66 and its affiliates. The contractual rates used for these revenue transactions may be materially different than rates we might have received had they been transacted with third parties. With effect from the Offering and the Gold Line/Medford Acquisition, we entered into several agreements with Phillips 66 as discussed above, under which Phillips 66 pays us fees for transporting, terminaling and storing crude oil and refined products.
Amended Operational Services Agreement
In connection with the Offering, we entered into an operational services agreement with Phillips 66. Under this agreement, we reimburse Phillips 66 for providing certain operational services to us in support of our pipelines, terminaling and storage facilities. These services include routine and emergency maintenance and repair services, routine operational activities, routine administrative services, construction and related services and such other services as we and Phillips 66 may mutually agree upon from time to time. The agreement has an initial term of five years and will continue in full force and effect thereafter unless terminated by either party. In connection with the Gold Line/Medford Acquisition, we entered into the first amendment to the operational services agreement with Phillips 66. Pursuant to this amendment, the services provided to us by Phillips 66 under the operational services agreement are also provided in support of the Acquired Assets.

Amended Omnibus Agreement
In connection with the Offering, we entered into an omnibus agreement with Phillips 66, certain of its subsidiaries and our general partner. This agreement addresses our payment of an annual operating and administrative support fee and our obligation to reimburse Phillips 66 for all other direct or allocated costs and expenses incurred by Phillips 66 in providing general and administrative services. It also addresses our right of first offer to acquire Phillips 66's direct one-third equity interest in each of DCP Sand Hills Pipeline, LLC and DCP Southern Hills Pipeline, LLC. Additionally, the omnibus agreement addresses Phillips 66's indemnification to us and our indemnification to Phillips 66 for certain environmental and other liabilities related to the Initial Assets, and the prefunding of certain projects by Phillips 66. Further, it addresses the granting of a license from Phillips 66 to us with respect to the use of certain Phillips 66 trademarks. In connection with the Gold Line/Medford Acquisition, we entered into the first amendment to the omnibus agreement with Phillips 66. Pursuant to this amendment, Phillips 66 provides for additional services to us in connection with the Acquired Assets, and the monthly operational and administrative support fee payable by us to Phillips 66 increased from $1,144,000 to $2,302,300, as of the Effective Date.

Tax Sharing Agreement
In connection with the Offering, we entered into a tax sharing agreement with Phillips 66 pursuant to which we will reimburse Phillips 66 for our share of state and local income and other taxes incurred by Phillips 66 as a result of our results of operations being included in a combined or consolidated tax return filed by Phillips 66 with respect to taxable periods including or beginning on the closing date of the Offering. The amount of any such reimbursement will be limited to the tax that we (and our subsidiaries) would have paid had we not been included in a combined group with Phillips 66. Phillips 66 may use its tax attributes to cause its combined or consolidated group, of which we may be a member for this purpose, to owe no tax. However, we would nevertheless reimburse Phillips 66 for the tax we would have owed had the attributes not been available or used for our benefit, even though Phillips 66 had no cash expense for that period.

Related Party Transactions
Significant related-party transactions included in general and administrative expenses and operating and maintenance expenses were:

	Millions of Dollars
	2013*	2012*	2011*

General and administrative expenses	$16.4	13.4	10.1
Operating and maintenance expenses	24.2	22.4	20.2
Total	$40.6	35.8	30.3
*Financial information has been retrospectively adjusted for the Gold Line/Medford Acquisition.

Our management believes the charges allocated to our Predecessors were a reasonable reflection of the utilization of services provided. However, those allocations may not have fully reflected the expenses that would have been incurred had we been a stand-alone publicly traded partnership for the periods prior to the Offering or the Gold Line/Medford Acquisition.

Subsequent to the Offering, we pay Phillips 66 a monthly operational and administrative support fee under the terms of our amended omnibus agreement, initially in the amount of $1.1 million from July 26, 2013, through February 28, 2014, and $2.3 million beginning March 1, 2014. The operational and administrative support fee is for the provision of certain services, including: executive services; financial and administrative services (including treasury and accounting); information technology; legal services; corporate health, safety and environmental services; facility services; human resources services; procurement services; corporate engineering services, including asset integrity and regulatory services; logistical services; asset oversight, such as operational management and supervision; business development services; investor relations; tax matters; and public company reporting services. We also reimburse Phillips 66 for all other direct or allocated costs incurred on behalf of us, pursuant to the terms in our amended omnibus agreement. Under our amended operational services agreement, we reimburse Phillips 66 for the provision of certain operational services to us in support of our pipelines and terminaling and storage facilities. Additionally, we pay Phillips 66 for insurance services provided to us. Operating and maintenance expenses also included volumetric gain/loss associated with volumes transported by Phillips 66. The classification of these charges between operating and maintenance expenses and general and administrative expenses is based on the functional nature of the services being performed for our operations.